IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 380		$ 384		$ 270
Increase (decrease) in present value of shareholders' equity	(651)		(564)		(684)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(124)		(122)		(117)
Increase (decrease) in present value of shareholders' equity	$ 142		$ 77		$ 161
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 74		$ 42		$ 134
Increase (decrease) in present value of shareholders' equity		(216)		(365)		(161)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(33)		(66)		(70)
Increase (decrease) in present value of shareholders' equity		$ 57		$ 40		$ 29